Shareholder Report, Line Graph (Details) 193942_Innovator Premium Income 30 Barrier ETF - April_TF_TSR Annual {TF} - USD ($)				12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Mar. 31, 2023	Oct. 31, 2025
Innovator Premium Income 30 Barrier ETF® - April
Account Value [Line Items]
Line Graph and Table Measure Name				Innovator Premium Income 30 Barrier ETF - April NAV
Accumulated Value	$ 11,079	$ 10,423	$ 10,000	$ 11,733
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 TR
Accumulated Value	14,212	10,297	10,000	$ 17,261
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500
Accumulated Value	$ 13,884	$ 10,206	$ 10,000	$ 16,646